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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended DECEMBER 31, 1999.

If amended report check here: [ ]

HOLDEN, TOLBERT & COMPANY
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


120 E. Sheridan, Suite 105          OKLAHOMA CITY        OK           73104
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


James H. Holden     405-235-3795       President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OKLAHOMA CITY and State of OK on the 20th day of April, 1999.

                                      HOLDEN, TOLBERT & COMPANY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ James H. Holden
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
  ------------------------------------    --------------------------------------
1.                                      6.
  ------------------------------------    --------------------------------------
2.                                      7.
  ------------------------------------    --------------------------------------
3.                                      8.
  ------------------------------------    --------------------------------------
4.                                      9.
  ------------------------------------    --------------------------------------
5.                                     10.
  ------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:     957,526

                                    FORM 13F

              Name of Reporting Manager: HOLDEN, TOLBERT & COMPANY

                                                                                                                --------------------
                                                                                                                   (SEC USE ONLY)


------------------------------------------------------------------------------------------------------------------------------------
                 Item 1        Item 2     Item 3      Item 4        Item 5            Item 6            Item 7          Item 8
                                                                                                                    Voting Authority
                                                                               Investment Discretion                    (Shares)
                                                                           ----------------------------          -------------------
                                                                  Shares            (b) Shared
                                                                                       as
                               Title                   Fair         of               Defined   (c)    Managers  (a)    (b)      (c)
      Name of Issuer             of       CUSIP        Market    Principal    (a)       in    Shared    See    Sole  Shared    None
                               Class      Number       Value      Amount     Sole    Instr. V  Other  Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories            common   002824-10-0 $    274       7,600      7,600  0       0        0       0       0       7,600
AT&T Corp.                     common   001957-10-9   15,180     297,651    297,651  0       0        0       0       0     297,651
Allstate Corp                  common   020002-10-1   18,600     775,000    775,000  0       0        0       0       0     775,000
American Express               common   025816-10-9  128,086     771,600    771,600  0       0        0       0       0     771,600
American Home Products         common   026609-10-7    4,485     115,000    115,000  0       0        0       0       0     115,000
American International Group   common   026874-10-7   98,641     913,343    913,343  0       0        0       0       0     913,343
Berkshire Hathaway "A"         common   084670-10-8   30,014         535        535  0       0        0       0       0         535
Berkshire Hathaway "B"         common   084670-20-7      824         450        450  0       0        0       0       0         450
Centerpoint Properties         common   151895-10-9   32,162     893,400    893,400  0       0        0       0       0     893,400
Chubb Corp                     common   171232-10-1    5,611     100,200    100,200  0       0        0       0       0     100,200
Citigroup, Inc                 common   172967-10-1   83,160   1,485,000  1,485,000  0       0        0       0       0   1,485,000
Davis Real Esrarte Fund        common   239103-30-2      248      13,752     13,752  0       0        0       0       0      13,752
Donaldson Lufkin Jenrette      common   257661-10-8   26,160     545,000    545,000  0       0        0       0       0     545,000
Federal Home Loan Mtg Corp     common   313400-30-1    9,400     200,000    200,000  0       0        0       0       0     200,000
Federal National Mtg Corp      common   313586-10-9    8,196     132,200    132,200  0       0        0       0       0     132,200
General Electric               common   369604-10-3      372       2,400      2,400  0       0        0       0       0       2,400
Glaxco Holdings                common   37733W-10-5      216       3,850      3,850  0       0        0       0       0       3,850
Golden West Financial          common   381317-10-6   15,404     466,800    466,800  0       0        0       0       0     466,800
Hewlett Packard                common   428236-10-3   35,454     311,000    311,000  0       0        0       0       0     311,000
IBM                            common   459200-10-1   28,268     261,740    261,740  0       0        0       0       0     261,740
Martin Marietta Materials      common   573284-10-6   32,472     792,000    792,000  0       0        0       0       0     792,000
Mass Mutual Corp Investors     common   576292-10-6      205       9,751      9,751  0       0        0       0       0       9,751
McDonalds Corp                 common   580135-10-1   78,900   1,972,500  1,972,500  0       0        0       0       0   1,972,500
Merck                          common   589331-10-7      822      12,268     12,268  0       0        0       0       0      12,268
Morgan Stanley Dean Witter     common   617446-10-9  103,868     744,350    744,350  0       0        0       0       0     744,350
Motorola                       common   620076-10-9    3,675      25,000     25,000  0       0        0       0       0      25,000
Novell, Inc                    common   670006-10-5   31,620     790,500    790,500  0       0        0       0       0     790,500
Oracle Corp                    common   68389X-10-5    5,600      50,000     50,000  0       0        0       0       0      50,000
Pall Corp                      common   696429-30-7      319      14,500     14,500  0       0        0       0       0      14,500
Progressive Corp Ohio          common   743315-10-3   10,782     147,700    147,700  0       0        0       0       0     147,700
SBC Corp                       common   783876-10-3      271       5,528      5,528  0       0        0       0       0       5,528
US Bancorp                     common   319279-10-5    1,908      79,500     79,500  0       0        0       0       0      79,500
Vodafone Airtouch               ADR     92857T-10-7   29,907     596,890    596,890  0       0        0       0       0     596,890
Wells Fargo & Co               common   949740-10-4  116,422   2,910,550  2,910,550  0       0        0       0       0   2,910,550
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       $957,526
------------------------------------------------------------------------------------------------------------------------------------
